INTANGIBLE ASSETS – DIGITAL ASSETS (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF DIGITAL ASSET HOLDINGS

The following table presents additional information about the Company’s digital asset holdings during the period ended March 31, 2022:

Digital Assets Owned By HUMBL:

Three Months Ended March 31, 2022	ETH	BTC	WETH	DAI	USDC	Total
Balance – January 1, 2022	$2,664	$28	$-	$-	$3	$2,695
Purchases of digital assets	271,800	-	-	-	-	271,800
Purchases of digital assets by customers in the HUMBL Pay App	-	-	-	-	574,313	574,313
Purchases of BLOCKS for HUMBL Pay users	(295,784)	-	-	-	(58,796)	(354,580)
Transfers	425,223	-	34,056	15,721	(475,000)	-
NFT commissions	1,063	-	-	-	-	1,063
NFT purchase	(338,104)	-	(23,590)	(14,094)	(30,252)	(406,040)
Advertising expenses	(34,784)	-	-	-	3,014	(31,770)
Conferences	(9,650)	-	-	-	-	(9,650)
Impairment – digital assets	(42,580)	-	(1,972)	(766)	-	(45,318)
Gain (loss) on disposal of digital assets	27,976	-	1,571	7	(3)	29,551
Balance – March 31, 2022	$7,824	$28	$10,065	$868	$13,279	$32,064
Digital Assets held at March 31, 2022	2.390693611	0.00093788	4	868.26	-	-